Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Vessel revenue	$ 938,222	$ 1,243,951	$ 1,341,222
Operating expenses
Vessel operating costs	(287,870)	(319,147)	(315,582)
Voyage expenses	(36,913)	(30,371)	(13,243)
Depreciation - vessels and drydock	(180,335)	(185,319)	(178,259)
Depreciation - right of use assets for vessels	0	0	(24,244)
Write-off of deposits on scrubbers	0	0	(10,508)
General and administrative expenses	(123,406)	(121,048)	(106,255)
Gain on sale of vessels	45,486	176,537	12,019
Total operating expenses	(583,038)	(479,348)	(636,072)
Operating income	355,184	764,603	705,150
Other (expenses) and income, net
Financial expenses	(80,131)	(109,539)	(183,231)
Financial income	21,891	15,947	19,112
Share of income from dual fuel tanker joint venture	4,104	7,664	5,950
Dividend income and fair value gain (loss) on financial assets measured at fair value through profit or loss	41,123	(11,176)	0
Other income and (expenses), net	2,121	1,275	(83)
Total other expense, net	(10,892)	(95,829)	(158,252)
Net income	344,292	668,774	546,898
Attributable to:
Equity holders of the parent	$ 344,292	$ 668,774	$ 546,898
Earnings per share
Basic (in USD per share)	$ 7.40	$ 13.78	$ 10.44
Diluted (in USD per share)	$ 7.03	$ 13.15	$ 10.03
Basic weighted average shares outstanding (in shares)	46,554,200	48,544,137	52,369,269
Diluted weighted average shares outstanding (in shares)	48,949,522	50,874,322	54,527,747